UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SIR Capital Management, L.P.

Address:   620 Eighth Avenue
           22nd Floor
           New York, New York 10018


Form 13F File Number: 028-13426


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ben Fooshee
Title:  Chief Operating Officer
Phone:  (212) 993-7090

Signature,  Place,  and  Date  of  Signing:

/s/ Ben Fooshee                    New York, New York                 2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              51

Form 13F Information Table Value Total:  $      575,483
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANADARKO PETE CORP           COM             032511107   10,979   147,750 SH       SOLE                  147,750      0    0
APACHE CORP                  COM             037411105   11,830   150,700 SH       SOLE                  150,700      0    0
BONANZA CREEK ENERGY INC     COM             097793103    4,078   146,747 SH       SOLE                  146,747      0    0
CABOT OIL & GAS CORP         COM             127097103   30,640   616,000 SH       SOLE                  616,000      0    0
CAMERON INTERNATIONAL CORP   COM             13342B105   14,872   263,400 SH       SOLE                  263,400      0    0
CARRIZO OIL & CO INC         COM             144577103    3,092   147,800 SH       SOLE                  147,800      0    0
CHART INDS INC               COM PAR $0.01   16115Q308    9,196   137,900 SH       SOLE                  137,900      0    0
CHESAPEAKE ENERGY CORP       COM             165167107   12,182   733,000 SH       SOLE                  733,000      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109    4,816   103,900 SH       SOLE                  103,900      0    0
COBALT INTL ENERGY INC       COM             19075F106   13,684   557,150 SH       SOLE                  557,150      0    0
CONTINENTAL RESOURCES INC    COM             212015101   14,779   201,100 SH       SOLE                  201,100      0    0
DIAMOND OFFSHORE DRILLING IN COM             25271C102    2,684    39,500 SH       SOLE                   39,500      0    0
DIAMONDBACK ENERGY INC       COM             25278X109      281    14,700 SH       SOLE                   14,700      0    0
DRESSER-RAND GROUP INC       COM             261608103   13,283   236,600 SH       SOLE                  236,600      0    0
DTE ENERGY CO                COM             233331107    2,774    46,200 SH       SOLE                   46,200      0    0
EASTMAN CHEM CO              COM             277432100    6,580    96,700 SH       SOLE                   96,700      0    0
EDISON INTL                  COM             281020107    3,050    67,500 SH       SOLE                   67,500      0    0
ENBRIDGE INC                 COM             29250N105    1,876    43,300 SH       SOLE                   43,300      0    0
ENERGEN CORP                 COM             29265N108    8,241   182,762 SH       SOLE                  182,762      0    0
ENTERGY CORP NEW             COM             29364G103      504     7,900 SH       SOLE                    7,900      0    0
EQT CORP                     COM             26884L109    5,326    90,300 SH       SOLE                   90,300      0    0
EXTERRAN HLDGS INC           COM             30225X103    1,793    81,800 SH       SOLE                   81,800      0    0
F M C CORP                   COM NEW         302491303    3,371    57,600 SH       SOLE                   57,600      0    0
FOSTER WHEELER AG            COM             H27178104    6,075   249,800 SH       SOLE                  249,800      0    0
HALCON RES CORP              COM NEW         40537Q209      284    41,000 SH       SOLE                   41,000      0    0
HELMERICH & PAYNE INC        COM             423452101   19,788   353,295 SH       SOLE                  353,295      0    0
HERCULES OFFSHORE INC        COM             427093109    2,058   333,600 SH       SOLE                  333,600      0    0
HESS CORP                    COM             42809H107   45,874   866,200 SH       SOLE                  866,200      0    0
HOLLYFRONTIER CORP           COM             436106108   12,792   274,800 SH       SOLE                  274,800      0    0
KODIAK OIL & GAS CORP        COM             50015Q100   10,103 1,141,600 SH       SOLE                1,141,600      0    0
MARATHON OIL CORP            COM             565849106   17,994   586,900 SH       SOLE                  586,900      0    0
MARATHON PETE CORP           COM             56585A102   40,160   637,465 SH       SOLE                  637,465      0    0
MASTEC INC                   COM             576323109    7,045   282,600 SH       SOLE                  282,600      0    0
MDU RES GROUP INC            COM             552690109    1,491    70,200 SH       SOLE                   70,200      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT      H5833N103    1,055    30,300 SH       SOLE                   30,300      0    0
NOBLE ENERGY INC             COM             655044105   26,351   259,000 SH       SOLE                  259,000      0    0
NV ENERGY INC                COM             67073Y106      359    19,800 SH       SOLE                   19,800      0    0
OASIS PETE INC NEW           COM             674215108   21,106   663,700 SH       SOLE                  663,700      0    0
OCCIDENTAL PETE CORP DEL     COM             674599105    1,908    24,900 SH       SOLE                   24,900      0    0
PACIFIC DRILLING SA LUXEMBOU REG SHS         L7257P106    3,756   397,862 SH       SOLE                  397,862      0    0
PATTERSON UTI ENERGY INC     COM             703481101    8,024   430,700 SH       SOLE                  430,700      0    0
PBF ENERGY INC               CL A            69318G106      872    30,000 SH       SOLE                   30,000      0    0
PINNACLE WEST CAP CORP       COM             723484101    2,569    50,400 SH       SOLE                   50,400      0    0
ROWAN COMPANIES PLC          CALL            G7665A101    7,189   229,900 SH       SOLE                  229,900      0    0
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259206   35,978   521,800 SH       SOLE                  521,800      0    0
SCHLUMBERGER LTD             COM             806857108   14,379   207,500 SH       SOLE                  207,500      0    0
SM ENERGY CO                 COM             78454L100   24,620   471,550 SH       SOLE                  471,550      0    0
STATOIL ASA                  SPONSORED ADR   85771P102    4,865   194,300 SH       SOLE                  194,300      0    0
SUNCOR ENERGY INC NEW        COM             867224107   40,506 1,228,200 SH       SOLE                1,228,200      0    0
WHITING PETE CORP NEW        COM             966387102   26,362   607,851 SH       SOLE                  607,851      0    0
WILLIAMS COS INC DEL         COM             969457100   12,009   366,800 SH       SOLE                  366,800      0    0
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